OTHER PAYABLES (CURRENT AND NON-CURRENT) (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of other payables

					Consolidated
	Ref.	Current		Non-current
		12/31/2024	12/31/2023	12/31/2024	12/31/2023
Related party liabilities		45,816	29,651	20,850	38,058
Derivative financial instruments			936,027	157,857	60,468
Dividends and interest on capital	14	61,965	80,624
Advances from customers (1)		3,648,639	2,063,509	10,120,950	5,144,623
Taxes in installments	19	56,226	75,735	103,955	154,089
Profit sharing - employees		235,789	260,109
Taxes payable				9,767	30,902
Provision for consumption and services		202,006	177,152
Third party materials in our possession		374,052	285,250
Trade payables	16			43,263	31,060
Lease liabilities	15	206,323	137,638	633,982	596,123
Concessions to be paid				78,728	74,177
Other payables		118,593	39,231	675,441	308,992
		4,949,409	4,084,926	11,844,793	6,438,492
(1)	Customer Advances:
Iron Ore: refers to iron ore supply contracts signed by the Company with important international players. The subsidiary CSN Mineração S.A. received in advance the total amount of US$ 500,000 relating to supply contracts for approximately 13 million tons of iron ore signed with a major international player, to be executed within a period of 4 years, with supply expected to start in 2024. On June 30, 2023, the subsidiary CSN Mineração entered an amendment to the advance contract, signed on January 16, 2023, in the amount of US$ 300,000 for additional supply of 6.3 million tons of iron ore. From this addendum, the Company received on June 30, 2023 the amount of US$ 205,000, the remaining balance of US$ 95,000 was received on July 31, 2023. On June 28, 2024, the indirect subsidiary CSN Mining International GmbH entered an iron ore supply advance agreement in the amount of US$ 255,000, for the supply of 6.5 million tons expected to be realized over the next 4 years. On September 25, 2024, another iron ore advance contract was signed by CSN Mining International GmbH in the amount of US$ 450,000 for the supply of an additional 9.7 million tons of iron ore and on September 27, 2024, another advance iron ore supply contract was signed in the amount of US$ 300,000 for the supply of 7.2 million tons. Both contracts signed in September 2024 provide for the start of implementation in January 2025, with a deadline for completion until December 2028. On December 17, 2024, the indirect subsidiary, CSN Mining International GmbH signed two prepayment contracts that, together, total an amount of US$ 355,000. The achievements of the new contracts are expected to start in January 2025 and will extend until 2029. During this period, the company undertakes to supply iron ore according to the terms agreed in the contracts, guaranteeing the delivery of 8.1 Mt over the next five years.
Electricity: On December 31, 2022, the subsidiaries CSN Mineração and CSN Cimentos signed advance electricity trading contracts with national sector operators to be executed for up to 8 years. On June 25, 2024, June 27, 2024, and November 29, 2024, the Company signed electric energy commercialization advance contracts with national sector operators, in the amounts of R$ 156,643, R$ 95,040, and R$ 601,000, respectively, to be executed within 4 years.